Income Taxes - Summary of Income Tax Recognized in Consolidated Statement of Other Comprehensive Income (OCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax related to items charged or recognized directly in OCI during the year:
Unrealized (gain) loss on cash flow hedges	$ (208)	$ (160)	$ 324
Remeasurements of the net defined benefit liability	152	(61)	12
Total income tax recognized in OCI	(56)	(221)	336
Income tax related to items charged or recognized directly in OCI as of year-end:
Unrealized loss (gain) on derivative financial instruments	(128)	59	227
Comprehensive income to be reclassified to profit or loss in subsequent periods	(128)	59	227
Re-measurements of the net defined benefit liability	(56)	(199)	(143)
Balance of income tax in AOCI	$ (184)	$ (140)	$ 84